       As filed with the Securities and Exchange Commission on November 24, 2009
                                      Registration Numbers: 333-57791; 811-08837

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18

                         THE SELECT SECTOR SPDR(R) TRUST
               (Exact Name of Registrant as Specified in Charter)

                               One Lincoln Street
                           Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (303) 623-2577

                     (Name and Address of Agent for Service)
                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                           One Lincoln Street/CPH0326
                           Boston, Massachusetts 02111

                                    Copy to:
                              Leonard Mackey, Esq.
                             Clifford Chance US LLP
                              31 West 52nd Street,
                            New York, New York 10119

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to Rule 485, paragraph (b)

[ ]  on _________________ pursuant to Rule 485, paragraph (b)

[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)

[X]  on January 31, 2010 pursuant to Rule 485, paragraph (a)(1)

[ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          (SELECT SECTOR SPDRS(R) LOGO)

                                   PROSPECTUS

           THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR(R) FUND (XLY)
              THE CONSUMER STAPLES SELECT SECTOR SPDR(R) FUND (XLP)
                   THE ENERGY SELECT SECTOR SPDR(R) FUND (XLE)
                 THE FINANCIAL SELECT SECTOR SPDR(R) FUND (XLF)
                THE HEALTH CARE SELECT SECTOR SPDR(R) FUND (XLV)
                 THE INDUSTRIAL SELECT SECTOR SPDR(R) FUND (XLI)
                 THE MATERIALS SELECT SECTOR SPDR(R) FUND (XLB)
                 THE TECHNOLOGY SELECT SECTOR SPDR(R) FUND (XLK)
                 THE UTILITIES SELECT SECTOR SPDR(R) FUND (XLU)

      PRINCIPAL U.S. LISTING EXCHANGE FOR EACH SELECT SECTOR SPDR(R) FUND:
                                NYSE ARCA, INC.

                                JANUARY 31, 2010

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS

FUND SUMMARIES.....................................................
   The Consumer Discretionary Select Sector SPDR Fund (XLY)........
   The Consumer Staples Select Sector SPDR Fund (XLP)..............
   The Energy Select Sector SPDR Fund (XLE)........................
   The Financial Select Sector SPDR Fund (XLF).....................
   The Health Care Select Sector SPDR Fund (XLV)...................
   The Industrial Select Sector SPDR Fund (XLI)....................
   The Materials Select Sector SPDR Fund (XLB).....................
   The Technology Select Sector SPDR Fund (XLK)....................
   The Utilities Select Sector SPDR Fund (XLU).....................
SUMMARY INFORMATION ABOUT PURCHASES, SALES AND TAXES...............
ADDITIONAL STRATEGIES..............................................
ADDITIONAL RISK INFORMATION........................................
MANAGEMENT.........................................................
ADDITIONAL INDEX INFORMATION.......................................
ADDITIONAL PURCHASE AND SALE INFORMATION...........................
OTHER CONSIDERATIONS...............................................
DISTRIBUTIONS......................................................
PORTFOLIO HOLDINGS.................................................
ADDITIONAL TAX INFORMATION.........................................
GENERAL INFORMATION................................................
PREMIUM/DISCOUNT INFORMATION.......................................
FINANCIAL HIGHLIGHTS...............................................
WHERE TO LEARN MORE ABOUT THE FUNDS................................
                                                                      Back Cover

                                 FUND SUMMARIES

                                                                        XLY
THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR(R) FUND              (NYSE TICKER)

INVESTMENT OBJECTIVE

The Consumer Discretionary Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Discretionary Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles, auto components and distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Prior to June 21, 2002, the Fund's investment strategy sought to track the performance of the Cyclical/Transportation Select Sector Index (the predecessor to the Fund's underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares    [ ]%   [ ]%    [ ]%
The Consumer Discretionary Select Sector Index                 [ ]%   [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLP
THE CONSUMER STAPLES SELECT SECTOR SPDR(R) FUND                    (NYSE TICKER)

INVESTMENT OBJECTIVE

The Consumer Staples Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Staples Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Consumer Staples Sector Risk: Companies in the Index are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares    [ ]%   [ ]%    [ ]%
The Consumer Staples Select Sector Index                       [ ]%   [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLE
THE ENERGY SELECT SECTOR SPDR(R) FUND                              (NYSE TICKER)

INVESTMENT OBJECTIVE

The Energy Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Energy Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services

Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Energy Sector Risk: Energy companies in the Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                  Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares    [ ]%   [ ]%    [ ]%
The Energy Select Sector Index                                 [ ]%   [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLF
THE FINANCIAL SELECT SECTOR SPDR(R) FUND                           (NYSE TICKER)

INVESTMENT OBJECTIVE

The Financial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Financial Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: diversified financial services; insurance; commercial banks; capital markets; real estate investment trusts ("REITs"); consumer finance; thrifts & mortgage finance; and real estate management & development. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares   [ ]%    [ ]%    [ ]%
The Financial Select Sector Index                             [ ]%    [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLV
THE HEALTH CARE SELECT SECTOR SPDR(R) FUND                         (NYSE TICKER)

INVESTMENT OBJECTIVE

The Health Care Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Health Care Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an increased emphasis on outpatient services. Companies in the health care sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the profitability of some health care companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Prior to June 21, 2002, the Fund's investment strategy sought to track the performance of the Consumer Services Select Sector Index (the predecessor to the Fund's underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares   [ ]%    [ ]%    [ ]%
The Health Care Select Sector Index                           [ ]%    [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLI
THE INDUSTRIAL SELECT SECTOR SPDR(R) FUND                          (NYSE TICKER)

INVESTMENT OBJECTIVE

The Industrial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Industrial Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial & professional services; electrical equipment; construction & engineering; trading companies & distributors airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Industrial Sector Risk: Stock prices for the types of companies included in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares   [ ]%    [ ]%    [ ]%
The Industrial Select Sector Index                            [ ]%    [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLB
THE MATERIALS SELECT SECTOR SPDR(R) FUND                           (NYSE TICKER)

INVESTMENT OBJECTIVE

The Materials Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Materials Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]     $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York

Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Materials Sector Risk: Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares   [ ]%    [ ]%    [ ]%
The Industrial Select Sector Index                            [ ]%    [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLK
THE TECHNOLOGY SELECT SECTOR SPDR(R) FUND                          (NYSE TICKER)

INVESTMENT OBJECTIVE

The Technology Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Technology Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: computers & peripherals; software; diversified telecommunication services; communications equipment; semiconductor & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The Index is one of nine Select

Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions                            [ ]%   [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares    [ ]%   [ ]%    [ ]%
The Technology Select Sector Index                             [ ]%   [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.

                                                                        XLU
THE UTILITIES SELECT SECTOR SPDR(R) FUND                           (NYSE TICKER)

INVESTMENT OBJECTIVE

The Utilities Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Utilities Select Sector Index (the "Index").

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund's shares.

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees                         0.05%
Distribution and Service (12b-1) Fees    [ ]%
Other Expenses                           [ ]%
TOTAL ANNUAL FUND OPERATING EXPENSES     [ ]%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $[ ]     $[ ]     $[ ]      $[ ]

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser")).

The Index includes companies from the following industries: electric utilities; multi-utilities; independent power producers & energy traders; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the New York Stock

Exchange's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of [ ], 2009, the Index was comprised of [ ] stocks.

RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

     Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

     Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Utilities Sector Risk: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

     Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

     Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

ANNUAL TOTAL RETURN (YEARS ENDED 12/31)

[BAR CHART]

[ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%   [ ]%
2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

                   Highest Quarterly Return: [ ]% (Q [ ], [ ])
                   Lowest Quarterly Return: [ ]% (Q [ ], [ ])

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING 12/31/09)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               ONE    FIVE    TEN
                                                              YEAR   YEARS   YEARS
                                                              ----   -----   -----
Return Before Taxes                                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions                           [ ]%    [ ]%    [ ]%
Return After Taxes on Distributions and Sale of Fund Shares   [ ]%    [ ]%    [ ]%
The Utilities Select Sector Index                             [ ]%    [ ]%    [ ]%
(do not reflect fees, expenses or taxes, which, if applied,
   would reduce the Index's returns)

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

Lynn Blake, CFA, is a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

John Tucker, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to "Summary Information about Purchases, Sales and Taxes" on page [##] of the prospectus.


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

              SUMMARY INFORMATION ABOUT PURCHASES, SALES AND TAXES

PURCHASE AND SALE INFORMATION

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of a Fund may only be purchased and sold on NYSE Arca, Inc. through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.


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

                              ADDITIONAL STRATEGIES

     General. The Adviser seeks to track the performance of a Fund's Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund's ability to achieve a high correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

     Under various circumstances where it may not be possible or practical to purchase all of the securities in the benchmark Index for each Fund, the Adviser will utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available techniques, in seeking to track an Index.

     The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated. The Board may not change a Fund's investment objective without shareholder approval.

     Certain Other Investments. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended ("1940 Act")); convertible securities; variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows.

     Temporary Defensive Positions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund's investment objective and is in the best interest of the Fund. For example, a Fund may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company ("Lending Agent"), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is as least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund's economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

                           ADDITIONAL RISK INFORMATION

     The following section provides additional information regarding certain of the principal risks identified under "Risks of Investing In the Fund" in the Fund Summaries along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

PRINCIPAL RISKS

     Market Risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally

ADDITIONAL RISKS

     Trading Issues. Although the shares of the Funds ("Shares") are listed for trading on NYSE Arca, Inc. (the "Exchange") and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the relevant Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund's Shares have more trading volume and market liquidity and higher if a Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

     Lending of Securities. Although the Funds are indemnified by the Lending Agent for losses incurred in connection with a borrower's default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.

     Concentration. A Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Fund's underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries

     Money Market Fund Investments. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been federally insured.

     Investment Style Risk: A Fund may invest in companies that fall within a particular investment style from time to time. Risks associated with these types of companies are set forth below:

          Large Cap Risk: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          Mid Cap Risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

     Derivatives. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended ("Securities Act"), may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds' assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of [ ], 2009, the Adviser managed approximately $[ ] billion in assets and SSgA managed approximately $[ ] trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended September 30, 2009, each Fund paid the Adviser a monthly fee based on the Trust's average daily net assets computed and accrued daily and payable monthly at the following annual rates: 0.05% of the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. Accordingly, for the fiscal year ended September 30, 2009, the fee pursuant to the Investment Advisory Agreement was equivalent to an effective rate of [ ]% of the Funds' average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

     A discussion regarding the Board's consideration of the Investment Advisory Agreement can be found in the Trust's Semi-Annual Report to Shareholders for the period ended March 31, 2009.

     Portfolio Managers. The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     The professionals primarily responsible for the day-to-day management of each Fund include Lynn Blake and John Tucker.

LYNN BLAKE

     Ms. Blake, CFA, is a Senior Managing Director of SSgA, Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the firm in 1987 and is responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several non-U.S. equity index portfolios. In addition, she is a member of the Senior Management Group. Ms. Blake received a BS from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

JOHN TUCKER

     Mr. Tucker, CFA, is a Managing Director of SSgA, Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the firm in 1988 and is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group where he was responsible for the operations staff and functions. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

     Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street Bank"), part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street Bank is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. ALPS Distributors, Inc. (the "Distributor") is the distributor of each Fund. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                          ADDITIONAL INDEX INFORMATION

INDEX LICENSE

     Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), NYSE Arca, Inc. (either directly or through affiliates) ("NYSE") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch" or "Index Compilation Agent") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust has entered into a sublicense agreement whereby the Trust agrees to pay a sub-license fee per annum
(i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000, and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust, subject to certain breakpoints. The fees to S&P and Merrill Lynch are generally paid quarterly. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

ADDITIONAL INFORMATION CONCERNING INDEX CONSTRUCTION AND MAINTENANCE

The Index Compilation Agent assigns each constituent stock of the S&P 500 Index to a Select Sector Index. The Index Compilation Agent, after consultation with S&P, assigns a company's stock to a particular Select Sector Index on the basis of such company's sales and earnings composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in each Select Sector Index. S&P has sole control over the removal of stocks from the S&P 500 Index and the selection of replacement stocks to be added to the S&P 500. However, S&P plays only a consulting role in the Select Sector Index assignment of the S&P 500 component stocks, which is the sole responsibility of the Index Compilation Agent.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF  S&P, MERRILL LYNCH AND NYSE

     The stocks included in each Index are selected by Merrill Lynch acting as Index Compilation Agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of the stocks included in each Select Sector Index will likely differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P. The Exchange acts as "index calculation agent" in connection with the calculation and dissemination of each Select Sector Index.

     S&P does not sponsor, endorse, sell or promote the Shares. Additionally, Merrill Lynch and NYSE do not sponsor or promote the Shares.

     Neither S&P, Merrill Lynch nor NYSE make any representation or warranty, express or implied, to the owners of Shares of the Select Sector SPDR Funds or any member of the public regarding the ability of a Fund to track the performance of the various sectors represented in the stock market. Additionally, S&P does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

     S&P's only relationship to the Index Compilation Agent is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Merrill Lynch or any Fund. S&P has no obligation to take the needs of the Index Compilation Agent, the Trust or the owners of Shares of the Funds into consideration in determining, composing or calculating the S&P 500.

     S&P does not guarantee the accuracy and/or completeness of the S&P 500 Index, any Select Sector SPDR Index (collectively, the "Indexes") or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Merrill Lynch, the Trust, owners of the product, or any other person or entity from the use of the S&P 500 Index, the Indexes or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index, the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

     The Indexes identified herein are determined, composed and calculated without regard to the Shares of any Fund or the issuer thereof. Merrill Lynch and NYSE are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable.

     Although Merrill Lynch seeks to obtain and provide information to NYSE from sources which it considers reliable, Merrill Lynch and NYSE do not guarantee the accuracy and/or the completeness of any Index or any data included therein. Merrill Lynch and NYSE make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee's customers and counterparties, owners of the shares, or any other person or entity from the use of the Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. Merrill Lynch and NYSE make no express or implied warranties, and each hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Merrill Lynch or NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                    ADDITIONAL PURCHASE AND SALE INFORMATION

     The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

     The trading prices of a Fund's Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund's net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund's Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund's Shares was greater than the Fund's net asset value and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds' website at http://www.sectorspdrs.com.

     The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are estimates of the value of the Funds' net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities' local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

     The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund's investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

                              OTHER CONSIDERATIONS

     Distribution and Service Plan. Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund's average daily net assets may be made for the sale and distribution of its Shares. However, the Board has voted to limit the amount payable under each Fund's Distribution and Service Plan to [0.06%] of such Fund's average daily net assets at least through January 31, 2011. Because these fees would be paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns income dividends from stocks, interest from debt securities and securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital. Dividends may be declared and paid more frequently to improve Index tracking or to comply with distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                           ADDITIONAL TAX INFORMATION

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     -    Each Fund makes distributions;

     -    You sell Shares listed on the Exchange; and

     -    You create or redeem Creation Units.

     Taxes on Distributions. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a lower percentage for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your Shares. Long-term capital gains for non-corporate shareholders are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains for non-corporate shareholders will cease to apply to taxable years beginning after December 31, 2010.

     Dividends will be qualified dividend income to a non-corporate shareholder if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations, provided that the Fund and shareholder both satisfy certain holding period requirements and have not hedged their positions. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any Share of stock held by the Fund or Shares held by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend.

     If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor.

     Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Derivatives and Other Complex Securities. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. Consult your personal tax advisor regarding the application of these rules.

     Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Furthermore, for taxable years beginning before January 1, 2010, the Funds may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The Funds do not expect to pay significant amounts of interest-related dividends. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 10, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Select Sector SPDR Fund and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Select Sector SPDR Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, the Select Sector SPDR Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Select Sector SPDR Fund.

     Clifford Chance US LLP serves as counsel to the Trust, including each Select Sector SPDR Fund. [ ] serves as the independent registered public accounting firm and will audit each Fund's financial statements annually.

                          PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.sectorspdrs.com.

                              FINANCIAL HIGHLIGHTS

     The financial highlights on the following pages are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all
dividends and distributions). This information has been audited by [           ]
LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2009 Annual Report to shareholders of each of the Funds, which is available upon request.

                    [to be included as part of 485(b) filing]

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, by visiting the Funds' website at http://www.sectorspdrs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-800-843-2639

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF EACH FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

[          ]             The Trust's Investment Company Act Number is 811-08837.

                         THE SELECT SECTOR SPDR(R) TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 31, 2010

FUND                                                    TICKER
----                                                    ------
THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR(R) FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR(R) FUND           XLP
THE ENERGY SELECT SECTOR SPDR(R) FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR(R) FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR(R) FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR(R) FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR(R) FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR(R) FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR(R) FUND                  XLU

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated January 31, 2010 (the "Prospectus") for The Select Sector SPDR Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus and the Trust's Annual Report to Shareholders dated September 30, 2009 may be obtained without charge by writing to the Trust's Distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203, by visiting the Trust's website at www.sectorspdrs.com or calling (800) 843-2639. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2009 are incorporated by reference into this Statement of Additional Information.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500",
"Standard & Poor's Depositary Receipts(R)", "SPDR(R)", "Select Sector SPDR", "Select Sector SPDRs" and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on a national securities exchange (the "Exchange"). The stocks included in each Select Sector Index (upon which the Select Sector SPDRs are based) are selected by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch" and sometimes referred to as the "Index Compilation Agent") in consultation with Standard & Poor's ("S&P") from the universe of companies represented by the Standard & Poor's 500 Composite Stock Index ("S&P 500"). The composition and weighting of the stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

TABLE OF CONTENTS

General Description of the Trust...........................................    2
Investment Policies........................................................   12
Special Considerations and Risks...........................................   15
Investment Restrictions....................................................   16
Exchange Listing and Trading...............................................   18
Management of the Trust....................................................   18
Brokerage Transactions.....................................................   26
Book Entry Only System.....................................................   28
Purchase and Redemption of Creation Units..................................   32
Determination of Net Asset Value...........................................   35
Dividends and Distributions................................................   36
Taxes......................................................................   36
Capital Stock and Shareholder Reports......................................   39
Counsel and Independent Registered Public Accounting Firm..................   40
Financial Statements.......................................................   40
Appendix A - SSgA Funds Management, Inc. Proxy Voting Policy...............  A-1

The information contained herein regarding the Select Sector Indexes, securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.

                                   DISCLAIMERS

Each Select Sector Index (as defined on the following page) is based on equity securities of public companies that are components of the S&P 500, selected on the basis of general industrial classification, and included as constituent securities of a particular Select Sector Index by the Index Compilation Agent in consultation with S&P, a division of The McGraw-Hill Companies, Inc. The Exchange or its affiliate acts as "Index Calculation Agent" in connection with the calculation and dissemination of each Select Sector Index.

Select Sector SPDRs are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Select Sector SPDRs or any member of the public regarding the advisability of investing in securities generally or in the Select Sector SPDRs particularly or the ability of a Select Sector SPDR Fund to track the performance of the various sectors represented in the stock market. The stocks included in each Select Sector Index were selected by the Index Compilation Agent in consultation with S&P from a universe of companies represented by the S&P 500. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in the corresponding S&P 500 sector index that is published and disseminated by S&P. S&P's only relationship to the Index Compilation Agent is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Index Compilation Agent or any Select Sector SPDR Fund. S&P has no obligation to take the needs of the Index Compilation Agent, the Trust or the owners of Select Sector SPDRs into consideration in determining, composing or calculating the S&P
500. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Select Sector SPDRs. S&P has no obligation or liability in connection with the administration, marketing or trading of the Select Sector SPDRs.

S&P does not guarantee the accuracy and/or completeness of the S&P 500, the select sector indexes or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Index Compilation Agent, the Trust, owners of the product, or any other person or entity from the use of the S&P 500, the Select Sector Indexes or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500, the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or promoted by either the Index Calculation Agent or the Index Compilation Agent.

Neither the Index Calculation Agent nor the Index Compilation Agent makes any representation or warranty, express or implied, to the owners of the shares of any Select Sector SPDR Fund or any member of the public regarding the ability of the indexes identified herein to track stock market performance. The Select Sector Indexes identified herein are determined, composed and calculated without regard to the shares of any Select Sector SPDR Fund or the issuer thereof. The Index Calculation Agent and the Index Compilation Agent are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Select Sector SPDR Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Index Calculation Agent and the Index Compilation Agent have no obligation or liability to owners of the shares of any Select Sector SPDR Fund in connection with the administration, marketing or trading of the shares of any Select Sector SPDR Fund.

Although Merrill Lynch -- as the Index Compilation Agent -- shall obtain and provide information to the Exchange -- as the Index Calculation Agent -- from sources which it considers reliable, the Index Compilation Agent and the Index Calculation Agent do not guarantee the accuracy and/or the completeness of any Select Sector Index or any data included therein. The Index Compilation Agent and the Index Calculation Agent make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee's customers and counterparties, owners of the shares, or any other person or entity from the use of the Select Sector Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent and the Index Calculation Agent make no express or implied warranties, and each hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent and the Index Calculation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                        GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), and the offering of each Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended. The Trust currently consists of nine investment series (each, a "Select Sector SPDR Fund" or "Fund" and collectively the "Select Sector SPDR Funds" or "Funds") as identified on the front cover and described below.

The Trust was organized as a Massachusetts business trust on June 10, 1998. The Trust is governed by a Board of Trustees (the "Board"). The shares of each Select Sector SPDR Fund are referred to herein as "Shares." The Select Sector SPDR Funds offered by the Trust are: The Consumer Discretionary Select Sector SPDR Fund; The Consumer Staples Select Sector SPDR Fund; The Energy Select Sector SPDR Fund; The Financial Select Sector SPDR Fund; The Health Care Select Sector SPDR Fund; The Industrial Select Sector SPDR Fund; The Materials Select Sector SPDR Fund; The Technology Select Sector SPDR Fund; and The Utilities Select Sector SPDR Fund. The investment objective of each Select Sector SPDR Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries, as represented by a specified market sector index (each a "Select Sector Index"). SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") manages each Select Sector SPDR Fund.

Each Select Sector SPDR Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit"). Each Select Sector SPDR Fund offers and issues Creation Units generally in exchange for a basket of equity securities included in its Select Sector Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). The Shares are listed on the Exchange and trade at market prices. These prices may differ from the net asset values of the Shares. Shares are also redeemable only in Creation Unit aggregations (except upon termination of a Select Sector SPDR Fund), and generally in exchange for portfolio securities and a specified cash payment ("Cash Redemption Amount"). A Creation Unit of each Select Sector SPDR Fund consists of 50,000 Shares as set forth in the Prospectus.

The Trust reserves the right to offer a "cash" option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount of cash in such amount as set forth in the Participant Agreement (as defined below). See "Purchase and Redemption of Creation Units." The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

THE SELECT SECTOR INDEXES AND RELEVANT EQUITY MARKETS

Each of the nine Select Sector Indexes which is the benchmark for a Select Sector SPDR Fund is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of equity securities of public companies that are components of the S&P 500 and are included in specific sectors.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE SELECT SECTOR INDEXES

SELECTION CRITERIA

Each Select Sector Index was developed and is maintained in accordance with the following criteria:

Each of the component stocks in a Select Sector Index (the "Component Stocks") has been selected from the universe of companies defined by the S&P 500.

The nine Select Sector Indexes together will include all of the companies represented in the S&P 500 and each of the stocks in the S&P 500 will be allocated to one and only one of the Select Sector Indexes.

The Component Stocks have been assigned to a Select Sector Index by the Index Compilation Agent. The Index Compilation Agent, after consultation with S&P, assigns Component Stocks to a particular Select Sector Index on the basis of such company's sales and earnings composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in such Select Sector Index. S&P has sole control over the removal of stocks from the S&P 500 and the selection of replacement stocks to be added to the S&P 500. However, S&P plays only a consulting role in the assignment of the S&P 500 component securities to any Select Sector Index, which is the sole responsibility of the Index Compilation Agent.

Each Select Sector Index is weighted based on the market capitalization of each of the Component Stocks, subject to the following asset diversification requirements: (i) the market capitalization-based weighted value of any single Component Stock measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its respective Select Sector Index; and (ii) with respect to 50% of the total value of the Select Sector Index, the market capitalization-based weighted value of the Component Stocks must be diversified so that no single Component Stock measured on the last day of a calendar quarter represents more than 4.99% of the total value of its respective Select Sector Index.

Rebalancing the Select Sector Indexes to meet the asset diversification requirements will be the responsibility of the Exchange's Index Services Group ("ISG"). If shortly prior to the last business day of any calendar quarter (a "Quarterly Qualification Date"), a Component Stock (or two or more Component Stocks) approaches the maximum allowable value limits set forth above (the "Asset Diversification Limits"), the percentage that such Component Stock (or Component Stocks) represents in the Select Sector Index will be reduced and the market capitalization-based weighted value of such Component Stock (or Component Stocks) will be redistributed across the Component Stocks that do not closely approach the Asset Diversification Limits in accordance with the following methodology: First, each Component Stock that exceeds 24% of the total value of the Select Sector Index will be reduced to 23% of the total value of the Select Sector Index and the aggregate amount by which all Component Stocks exceed 24% will be redistributed equally across the remaining Component Stocks that represent less than 23% of the total value of the Select Sector Index. If as a result of this redistribution, another Component Stock then exceeds 24%, the redistribution will be repeated as necessary. Second, with respect to the 50% of the value of the Select Sector Index accounted for by the lowest weighted Component Stocks, each Component Stock that exceeds 4.8% of the total value of the Select Sector Index will be reduced to 4.6% and the aggregate amount by which all Component Stocks exceed 4.8% will be distributed equally across all remaining Component Stocks that represent less than 4.6% of the total value of the Select Sector Index. If as a result of this redistribution another Component Stock that did not previously exceed 4.8% of the Select Sector Index value then exceeds 4.8%, the redistribution will be repeated as necessary until at least 50% of the value of the Select Sector Index is accounted for by Component Stocks representing no more than 4.8% of the total value of the Select Sector Index. If necessary, this reallocation process may take place more than once prior to a Quarterly Qualification Date to insure that the Select Sector Index and the Select Sector SPDR Fund portfolio based upon it conform to the requirements for qualification of the Fund as a RIC.

As detailed below, the Select Sector Indexes are calculated and disseminated by ISG. As of the market close on December 31, 2009, the weighting of each Select Sector Index in the S&P 500 based on the capitalization of the stocks in the Index was as follows:

LIST OF THE INDEXES                              WEIGHTING
-------------------                              ---------
The Consumer Discretionary Select Sector Index        [ ]%
The Consumer Staples Select Sector Index              [ ]%
The Energy Select Sector Index                        [ ]%
The Financial Select Sector Index                     [ ]%
The Health Care Select Sector Index                   [ ]%
The Industrial Select Sector Index                    [ ]%
The Materials Select Sector Index                     [ ]%
The Technology Select Sector Index                    [ ]%
The Utilities Select Sector Index                     [ ]%
                                                   ------
                                                   100.00%

Periodically, the Index Compilation Agent will supply ISG with sector designations for a number of stocks deemed likely candidates for replacement selection by the Standard & Poor's 500 Index Committee. If a replacement not on the current list is selected by the Standard & Poor's 500 Index Committee, ISG will ask the Index Compilation Agent to assign the stock to one of the nine sectors promptly. The Exchange will disseminate information on this assignment and on consequent changes in the Select Sector Index(es).

The Index Compilation Agent at any time may determine that a Component Stock which has been assigned to one Select Sector Index has undergone such a transformation in the composition of its business that it should be removed from that Select Sector Index and assigned to a different Select Sector Index. In the event that the Index Compilation Agent notifies ISG that a Component Stock's Select Sector Index assignment should be changed, the Exchange will disseminate notice of the change following its standard procedure for announcing index changes and will implement the change in the affected Select Sector Indexes on a date no less than one week after the initial dissemination of information on the sector change to the maximum extent practicable. It is not anticipated that Component Stocks will change sectors frequently.

Component Stocks removed from and added to the S&P 500 will be deleted from and added to the appropriate Select Sector Index on the same schedule used by S&P for additions and deletions from the S&P 500 insofar as practicable.

SELECT SECTOR INDEX CALCULATIONS

With the exception of the weighting constraints described above, each Select Sector Index is calculated using the same methodology utilized by S&P in calculating the S&P 500. In particular:

Each Select Sector Index is calculated using a base-weighted aggregate methodology; that means the level of the Select Sector Index reflects the total market value of all of its Component Stocks relative to a particular base period. Statisticians refer to this type of index, one with a set of combined variables (such as price and number of shares), as a composite index.

The total market value of a company is determined by multiplying the price of the stock by the number of common shares outstanding. An indexed number is used to represent the results of the aggregate market value calculation in order to make the value easier to work with and track over time.

The daily calculation of each Select Sector Index is computed by dividing the total market value of the companies in the Select Sector Index by a number called the "Index Divisor." By itself, the Index Divisor is an arbitrary number. However, in the context of the calculation of the Select Sector Index, it is the only link to the original base period value of the Select Sector Index. The Index Divisor keeps the Select Sector Index comparable over time and adjustments to the Index Divisor ensure that there are no changes in the Select Sector Index level as a result of non-market forces (corporate actions, replacements of stocks in a Select Sector Index, weighting changes, etc.).

Four times a year on a Friday close to the end of each calendar quarter, the share totals of the companies in the S&P 500 are updated by S&P. This information is utilized to update the share totals of companies in each Select Sector Index. After the totals are updated, the Index Divisor is adjusted to compensate for the net change in the market value of the Select Sector Index.

Once a week the database containing the current common shares outstanding for the S&P 500 companies is compared by S&P against the shares outstanding used to actually calculate the S&P 500. Any difference of 5% or more is screened for review by S&P. If appropriate, a share change will be implemented by S&P after the close of trading on the following Wednesday. Preannounced corporate actions such as restructurings and recapitalizations can significantly change a company's shares outstanding. Any changes over 5% are reviewed by S&P and, when appropriate, an immediate adjustment is made to the number of shares outstanding used to calculate the Select Sector Index. Any adjustment made by S&P in shares outstanding will result in a corresponding adjustment to each affected Select Sector Index.

S&P will advise ISG regarding the handling of non-routine corporate actions which may arise from time to time and which may have an impact on the calculation of the S&P 500 and, consequently, on the calculation of the Select Sector Index Corporate actions such as a merger or acquisition, stock splits, routine spin-offs, etc., which require adjustments in the Select Sector Index calculation, will be handled by the Exchange's staff and Index Divisor adjustments, calculated when necessary, are handled by S&P in its maintenance of the S&P 500. In the event a merger or acquisition changes the relative importance of a company's participation in two or more sectors in a major way, the Select Sector Index assignment of the stock may change. In any event, a new Index Divisor for affected Select Sector Indexes will be disseminated promptly by ISG.

SELECT SECTOR INDEX DISSEMINATION

Similar to other stock index values published by the Exchange, the value of each Select Sector Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors - Bloomberg, Reuters and Bridge Information Systems - are expected to publish information on each Select Sector Index for their subscribers.

Brief descriptions of the Select Sector Indexes on which the Select Sector SPDR Funds are based and the equity markets in which the Select Sector SPDR Funds are invested are provided below.

THE CONSUMER DISCRETIONARY SELECT SECTOR INDEX

General Background

The Consumer Discretionary Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer discretionary products. Consumer discretionary products include automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retail. As of December 31, 2009, the Consumer Discretionary Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[McDonald's Corp]                                   $                  [ ]%            [ ]%           [ ]%
[Comcast Corp]                                      $                  [ ]%            [ ]%           [ ]%
[Walt Disney Co/The]                                $                  [ ]%            [ ]%           [ ]%
[Home Depot Inc]                                    $                  [ ]%            [ ]%           [ ]%
[Time Warner Inc]                                   $                  [ ]%            [ ]%           [ ]%
[Lowe's Cos Inc]                                    $                  [ ]%            [ ]%           [ ]%
[Target Corp]                                       $                  [ ]%            [ ]%           [ ]%
[News Corp]                                         $                  [ ]%            [ ]%           [ ]%
[Nike Inc]                                          $                  [ ]%            [ ]%           [ ]%
[Amazon.Com Inc]                                    $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Movies & Entertainment]                            $                  [ ]%            [ ]%           [ ]%
[Restaurants]                                       $                  [ ]%            [ ]%           [ ]%
[Home Improvement Retail]                           $                  [ ]%            [ ]%           [ ]%
[Cable & Satellite]                                 $                  [ ]%            [ ]%           [ ]%
[General Merchandise Stores]                        $                  [ ]%            [ ]%           [ ]%
[Department Stores]                                 $                  [ ]%            [ ]%           [ ]%
[Hotels, Resorts & Cruise Lines]                    $                  [ ]%            [ ]%           [ ]%
[Footwear]                                          $                  [ ]%            [ ]%           [ ]%
[Apparel Retail]                                    $                  [ ]%            [ ]%           [ ]%
[Internet Retail]                                   $                  [ ]%            [ ]%           [ ]%

THE CONSUMER STAPLES SELECT SECTOR INDEX

General Background

The Consumer Staples Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products. Consumer Staples include cosmetic and personal care, soft drinks, tobacco and food products. As of December 31, 2009, the Consumer Staples Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the

Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Procter & Gamble Co]                               $                  [ ]%            [ ]%           [ ]%
[Wal-Mart Stores Inc]                               $                  [ ]%            [ ]%           [ ]%
[Philip Morris International Inc.]                  $                  [ ]%            [ ]%           [ ]%
[Coca-Cola Co/The]                                  $                  [ ]%            [ ]%           [ ]%
[CVS Caremark Corp]                                 $                  [ ]%            [ ]%           [ ]%
[PepsiCo Inc]                                       $                  [ ]%            [ ]%           [ ]%
[Kraft Foods Inc]                                   $                  [ ]%            [ ]%           [ ]%
[Colgate-Palmolive Co]                              $                  [ ]%            [ ]%           [ ]%
[Altria Group Inc]                                  $                  [ ]%            [ ]%           [ ]%
[Walgreen Co]                                       $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Household Products]                                $                  [ ]%            [ ]%           [ ]%
[Soft Drinks]                                       $                  [ ]%            [ ]%           [ ]%
[Hypermarkets & Super Centers]                      $                  [ ]%            [ ]%           [ ]%
[Tobacco]                                           $                  [ ]%            [ ]%           [ ]%
[Packaged Foods & Meats]                            $                  [ ]%            [ ]%           [ ]%
[Drug Retail]                                       $                  [ ]%            [ ]%           [ ]%
[Food Retail]                                       $                  [ ]%            [ ]%           [ ]%
[Agricultural Products]                             $                  [ ]%            [ ]%           [ ]%
[Personal Products]                                 $                  [ ]%            [ ]%           [ ]%
[Food Distributors]                                 $                  [ ]%            [ ]%           [ ]%

THE ENERGY SELECT SECTOR INDEX

General Background

The Energy Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products. Energy companies in the Index develop and produce crude oil and natural gas and provide drilling and other energy related services; as well as airlines, marine, road and rail and transportation infrastructure companies. As of December 31, 2009, the Energy Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
Exxon Mobil Corp                                    $                  [ ]%            [ ]%           [ ]%
Chevron Corp                                        $                  [ ]%            [ ]%           [ ]%
ConocoPhillips                                      $                  [ ]%            [ ]%           [ ]%
Occidental Petroleum Corp                           $                  [ ]%            [ ]%           [ ]%
Schlumberger Ltd                                    $                  [ ]%            [ ]%           [ ]%
Devon Energy Corp                                   $                  [ ]%            [ ]%           [ ]%
Apache Corp                                         $                  [ ]%            [ ]%           [ ]%
XTO Energy Inc                                      $                  [ ]%            [ ]%           [ ]%
Marathon Oil Corp                                   $                  [ ]%            [ ]%           [ ]%
Anadarko Petroleum Corp                             $                  [ ]%            [ ]%           [ ]%

[7] Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
Integrated Oil & Gas                                $                  [ ]%            [ ]%           [ ]%
Oil & Gas Exploration & Production                  $                  [ ]%            [ ]%           [ ]%
Oil & Gas Equipment & Services                      $                  [ ]%            [ ]%           [ ]%
Oil & Gas Storage & Transportation                  $                  [ ]%            [ ]%           [ ]%
Oil & Gas Refining & Marketing                      $                  [ ]%            [ ]%           [ ]%
Oil & Gas Drilling                                  $                  [ ]%            [ ]%           [ ]%
Coal & Consumable Fuels                             $                  [ ]%            [ ]%           [ ]%

THE FINANCIAL SELECT SECTOR INDEX

General Background

The Financial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products. Companies in the Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. As of December 31, 2009, the Financial Services Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Wells Fargo & Co]                                  $                  [ ]%            [ ]%           [ ]%
[JPMorgan Chase & Co]                               $                  [ ]%            [ ]%           [ ]%
[Bank of America Corp]                              $                  [ ]%            [ ]%           [ ]%
[US Bancorp]                                        $                  [ ]%            [ ]%           [ ]%
[Goldman Sachs Group Inc/The]                       $                  [ ]%            [ ]%           [ ]%
[Citigroup Inc]                                     $                  [ ]%            [ ]%           [ ]%
[Bank of New York Mellon Corp/The]                  $                  [ ]%            [ ]%           [ ]%
[MetLife Inc]                                       $                  [ ]%            [ ]%           [ ]%
[Travelers Cos Inc]                                 $                  [ ]%            [ ]%           [ ]%
[American Express Co]                               $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Other Diversified Financial Services]              $                  [ ]%            [ ]%           [ ]%
[Diversified Banks]                                 $                  [ ]%            [ ]%           [ ]%
[Asset Management & Custody Banks]                  $                  [ ]%            [ ]%           [ ]%
[Investment Banking & Brokerage]                    $                  [ ]%            [ ]%           [ ]%
[Life & Health Insurance]                           $                  [ ]%            [ ]%           [ ]%
[Property & Casualty Insurance]                     $                  [ ]%            [ ]%           [ ]%
[Regional Banks]                                    $                  [ ]%            [ ]%           [ ]%
[Consumer Finance]                                  $                  [ ]%            [ ]%           [ ]%
[Specialized Finance]                               $                  [ ]%            [ ]%           [ ]%
[Specialized REITs]                                 $                  [ ]%            [ ]%           [ ]%

THE HEALTH CARE SELECT SECTOR INDEX

General Background

The Health Care Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are health care related firms. The Health Care Select Sector Index will only include companies involved in the health care industry, such as health care equipment and supplies, health care providers and services, biotechnology and pharmaceuticals. As of December 31, 2009, the Health Care Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Johnson & Johnson]                                 $                  [ ]%            [ ]%           [ ]%
[Pfizer Inc]                                        $                  [ ]%            [ ]%           [ ]%
[Abbott Laboratories]                               $                  [ ]%            [ ]%           [ ]%
[Merck & Co Inc]                                    $                  [ ]%            [ ]%           [ ]%
[Amgen Inc]                                         $                  [ ]%            [ ]%           [ ]%
[Wyeth]                                             $                  [ ]%            [ ]%           [ ]%
[Gilead Sciences Inc]                               $                  [ ]%            [ ]%           [ ]%
[Bristol-Myers Squibb Co]                           $                  [ ]%            [ ]%           [ ]%
[Eli Lilly & Co]                                    $                  [ ]%            [ ]%           [ ]%
[Medtronic Inc]                                     $                  [ ]%            [ ]%           [ ]%

[9] Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Pharmaceuticals]                                   $                  [ ]%            [ ]%           [ ]%
[Biotechnology]                                     $                  [ ]%            [ ]%           [ ]%
[Health Care Equipment ]                            $                  [ ]%            [ ]%           [ ]%
[Managed Health Care]                               $                  [ ]%            [ ]%           [ ]%
[Health Care Services]                              $                  [ ]%            [ ]%           [ ]%
[Health Care Distributors]                          $                  [ ]%            [ ]%           [ ]%
[Life Sciences Tools & Services]                    $                  [ ]%            [ ]%           [ ]%
[Health Care Supplies]                              $                  [ ]%            [ ]%           [ ]%

[Health Care Technology]                            $                  [ ]%            [ ]%           [ ]%
[Health Care Facilities]                            $                  [ ]%            [ ]%           [ ]%

THE INDUSTRIAL SELECT SECTOR INDEX

General Background

The Industrial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials. Industrials include electrical equipment, construction equipment and building products, waste management services, aerospace and defense, and industrial machinery products. As of December 31, 2009, the Industrial Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[General Electric Co]                               $                  [ ]%            [ ]%           [ ]%
[United Parcel Service Inc]                         $                  [ ]%            [ ]%           [ ]%
[United Technologies Corp]                          $                  [ ]%            [ ]%           [ ]%
[3M Co]                                             $                  [ ]%            [ ]%           [ ]%
[Boeing Co]                                         $                  [ ]%            [ ]%           [ ]%
[Emerson Electric Co]                               $                  [ ]%            [ ]%           [ ]%
[Lockheed Martin Corp]                              $                  [ ]%            [ ]%           [ ]%
[Caterpillar Inc]                                   $                  [ ]%            [ ]%           [ ]%
[Union Pacific Corp]                                $                  [ ]%            [ ]%           [ ]%
[Honeywell International Inc]                       $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Industrial Conglomerates]                          $                  [ ]%            [ ]%           [ ]%
[Aerospace & Defense]                               $                  [ ]%            [ ]%           [ ]%
[Air Freight & Logistics]                           $                  [ ]%            [ ]%           [ ]%
[Railroads ]                                        $                  [ ]%            [ ]%           [ ]%
[Industrial Machinery]                              $                  [ ]%            [ ]%           [ ]%
[Construction & Farm Machinery]                     $                  [ ]%            [ ]%           [ ]%
[Electrical Components & Equipment]                 $                  [ ]%            [ ]%           [ ]%
[Environmental & Facilities Services ]              $                  [ ]%            [ ]%           [ ]%
[Construction & Engineering]                        $                  [ ]%            [ ]%           [ ]%
[Trading Companies & Distributors]                  $                  [ ]%            [ ]%           [ ]%

THE MATERIALS SELECT SECTOR INDEX

General Background

The Materials Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries. Basic industries include integrated steel products, construction materials, fibers, paper and gold. As of December 31, 2009, the Materials Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the

Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Monsanto Co]                                       $                  [ ]%            [ ]%           [ ]%
[EI Du Pont de Nemours & Co]                        $                  [ ]%            [ ]%           [ ]%
[Newmont Mining ]                                   $                  [ ]%            [ ]%           [ ]%
[Praxair Inc]                                       $                  [ ]%            [ ]%           [ ]%
[Dow Chemical Co/The]                               $                  [ ]%            [ ]%           [ ]%
[Air Products & Chemicals Inc]                      $                  [ ]%            [ ]%           [ ]%
[Nucor Corp]                                        $                  [ ]%            [ ]%           [ ]%
[Freeport-McMoRan Copper & Gold Inc]                $                  [ ]%            [ ]%           [ ]%
[Alcoa Inc ]                                        $                  [ ]%            [ ]%           [ ]%
[Rohm & Haas Co]                                    $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Diversified Chemicals]                             $                  [ ]%            [ ]%           [ ]%
[Fertilizers & Agricultural Chemicals]              $                  [ ]%            [ ]%           [ ]%
[Industrial Gases]                                  $                  [ ]%            [ ]%           [ ]%
[Steel]                                             $                  [ ]%            [ ]%           [ ]%
[Specialty Chemicals]                               $                  [ ]%            [ ]%           [ ]%
[Gold]                                              $                  [ ]%            [ ]%           [ ]%
[Diversified Metals & Mining]                       $                  [ ]%            [ ]%           [ ]%
[Aluminum]                                          $                  [ ]%            [ ]%           [ ]%
[Construction Materials]                            $                  [ ]%            [ ]%           [ ]%
[Metal & Glass Materials]                           $                  [ ]%            [ ]%           [ ]%

THE TECHNOLOGY SELECT SECTOR INDEX

General Background

The Technology Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products. Technology products include computers and peripherals, semiconductor equipment and products, telecommunications equipment, microcomputer components, integrated computer circuits and process monitoring systems. As of December 31, 2009, the Technology Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10  Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[AT&T Inc]                                          $                  [ ]%            [ ]%           [ ]%
[Microsoft Corp]                                    $                  [ ]%            [ ]%           [ ]%
[International Business Machines Corp]              $                  [ ]%            [ ]%           [ ]%
[Verizon Communications Inc]                        $                  [ ]%            [ ]%           [ ]%
[Cisco Systems Inc]                                 $                  [ ]%            [ ]%           [ ]%
[Hewlett-Packard Co]                                $                  [ ]%            [ ]%           [ ]%
[Intel Corp]                                        $                  [ ]%            [ ]%           [ ]%
[Oracle Corp]                                       $                  [ ]%            [ ]%           [ ]%
[Google Inc]                                        $                  [ ]%            [ ]%           [ ]%
[Apple Inc]                                         $                  [ ]%            [ ]%           [ ]%

10 Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Computer Hardware]                                 $                  [ ]%            [ ]%           [ ]%
[Integrated Telecommunications]                     $                  [ ]%            [ ]%           [ ]%
[Systems Software]                                  $                  [ ]%            [ ]%           [ ]%
[Communications Equipment]                          $                  [ ]%            [ ]%           [ ]%
[Semiconductors]                                    $                  [ ]%            [ ]%           [ ]%
[Internet Software & Services]                      $                  [ ]%            [ ]%           [ ]%
[Data Processing & Outsourced Services]             $                  [ ]%            [ ]%           [ ]%
[Application Software]                              $                  [ ]%            [ ]%           [ ]%
[Computer Storage & Peripherals]                    $                  [ ]%            [ ]%           [ ]%
[Semiconductor Equipment]                           $                  [ ]%            [ ]%           [ ]%

THE UTILITIES SELECT SECTOR INDEX

General Background

The Utilities Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry. Utilities include communication services, electrical power providers and natural gas distributors. As of December 31, 2009, the Utilities Select Sector Index included [ ] Component Stocks. A list of the Component Stocks included in the Fund as of September 30, 2009 is included in the Trust's Annual Report to Shareholders dated September 30, 2009.

Constituent Stocks and Industries/Sectors

Summary:

Aggregate Market Capitalization (12/31/09): $[ ]

10 Largest Components by Market Capitalization (as of 12/31/09):

                                                                                                  CUMULATIVE
COMPANY NAME                              MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Exelon Corp]                                       $                  [ ]%            [ ]%           [ ]%
[Southern Co]                                       $                  [ ]%            [ ]%           [ ]%
[Dominion Resources Inc/VA]                         $                  [ ]%            [ ]%           [ ]%
[FPL Group Inc]                                     $                  [ ]%            [ ]%           [ ]%
[Duke Energy Corp]                                  $                  [ ]%            [ ]%           [ ]%
[Entergy Corp]                                      $                  [ ]%            [ ]%           [ ]%
[FirstEnergy Corp]                                  $                  [ ]%            [ ]%           [ ]%
[Public Service Enterprise Group Inc]               $                  [ ]%            [ ]%           [ ]%
[PG&E Corp]                                         $                  [ ]%            [ ]%           [ ]%
[American Electric Power Co Inc]                    $                  [ ]%            [ ]%           [ ]%

[4] Largest Industries (% Index Weight) (as of 12/31/09):

                                                                                                  CUMULATIVE
INDUSTRY                                  MARKET CAPITALIZATION   MARKET WEIGHT   INDEX WEIGHT   INDEX WEIGHT
---------------------------------------   ---------------------   -------------   ------------   ------------
[Electric Utilities]                                $                  [ ]%            [ ]%           [ ]%
[Multi-Utilities]                                   $                  [ ]%            [ ]%           [ ]%
[Gas Utilities]                                     $                  [ ]%            [ ]%           [ ]%
[Independent Power Producers & Energy
   Traders]                                         $                  [ ]%            [ ]%           [ ]%

                               INVESTMENT POLICIES

LENDING PORTFOLIO SECURITIES

Each Select Sector SPDR Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Select Sector SPDR Fund may terminate a loan at any time and obtain the return of the securities loaned. A Select Sector SPDR Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Select Sector SPDR Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Select Sector SPDR Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Select Sector SPDR Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Select Sector SPDR Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Select Sector SPDR Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Select Sector SPDR Fund to borrowers, arranges for the return of loaned securities to the Select Sector SPDR Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company ("State Street"), an affiliate of the Trust, has been approved by the Board to serve as a securities lending agent for each Select Sector SPDR Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the Securities and Exchange Commission ("SEC") under Sections 17(a) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Select Sector SPDR Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. Although State Street has agreed to provide the Funds with indemnification in event of a borrower default, the funds are still exposed to the risk of losses in the event a borrower does not return a Select Sector SPDR Fund's securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

REPURCHASE AGREEMENTS

Each Select Sector SPDR Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Select Sector SPDR Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day - as defined below). A repurchase agreement may be considered a loan collateralized by securities.

The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Select Sector SPDR Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Select Sector SPDR Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Select Sector SPDR Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Select Sector SPDR Fund not within the control of the Select Sector SPDR Fund and, therefore, the Select Sector SPDR Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Select Sector SPDR Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES

Each Select Sector SPDR Fund may invest in the securities of other investment companies, including money market funds (including those advised by the Adviser or otherwise affiliated with the Adviser), subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the Select Sector SPDRs' investment restrictions.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Select Sector SPDR Fund may utilize exchange-traded futures and options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or U.S. Commodity Futures Trading Commission ("CFTC") regulation or interpretation.

FUTURES CONTRACTS AND OPTIONS

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Select Sector SPDR Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract

(delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Select Sector SPDR Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.

A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate investment in one or more of the securities in its underlying Select Sector SPDR Index. Exchange-traded futures and options contracts are not currently available for the Select Sector Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Select Sector Index components or a subset of the components. Options on the Shares have been listed on the Exchange.

The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

In connection with its management of the Select Sector SPDR Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. Each Select Sector SPDR Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Select Sector SPDR Fund's policies. Each Select Sector SPDR Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Select Sector SPDR Fund under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

Each Select Sector SPDR Fund may enter into swap agreements, including interest rate, index and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained in an account by the Fund.

                        SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Select Sector SPDR Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL. Investment in a Select Sector SPDR Fund should be made with an understanding that the value of a Select Sector SPDR Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Select Sector SPDR Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

While S&P often chooses a replacement company for the S&P 500 with some characteristics in common with a company or companies removed from the index, it is not uncommon for a replacement company to have little in common with the company it replaces. Consequently, the removal of one company and its replacement by another may affect two Select Sector Indexes and two Select Sector SPDR Funds, one of which included a company now removed from the S&P 500 and another which may have a company added to it.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Select Sector Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Select Sector SPDR Fund's Shares will be adversely affected if trading markets for a Select Sector SPDR Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Select Sector SPDR Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Select Sector SPDR Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Select Sector SPDR Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Select Sector SPDR Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Select Sector SPDR Funds do not plan to use futures and options contracts in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. The Select

Sector SPDR Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Select Sector SPDR Fund involves the risk of imperfect or even negative correlation to its benchmark Select Sector Index if the index underlying the futures contracts differs from the benchmark Select Sector Index. There is also the risk of loss by a Select Sector SPDR Fund of margin deposits in the event of bankruptcy of a broker with whom a Select Sector SPDR Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Select Sector SPDR Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor. A Select Sector SPDR Fund may also be exposed to the risk of loss upon the early termination of a swap agreement.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund's limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

                             INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Select Sector SPDR Fund. These restrictions cannot be changed with respect to a Select Sector SPDR Fund without the approval of the holders of a majority of such Select Sector SPDR Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Select Sector SPDR Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Select Sector SPDR Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Select Sector SPDR Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Select Sector SPDR Fund. Except with the approval of a majority of the outstanding voting securities, a Select Sector SPDR Fund may not:

1. Change its investment objective;

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Select Sector SPDR Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Select Sector SPDR Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Select Sector SPDR Fund will not purchase securities while borrowings in excess of 5% of the Select Sector SPDR Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Select Sector SPDR Fund of a deposit principally of securities included in the relevant Select Sector Index for creation of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Select Sector SPDR Fund's assets);

5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Select Sector SPDR Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Select Sector SPDR Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Select Sector SPDR Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Sell securities short; or

9. Invest in commodities or commodity contracts, except that a Select Sector SPDR Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Select Sector SPDR Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Select Sector SPDR Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by each Select Sector SPDR Fund in accordance with its views.

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Select Sector SPDR Fund has valued the investment.

3. Under normal circumstances the Funds will invest at least 95% of their total assets in common stocks that comprise their relevant Select Sector Index. Prior to any change in a Fund's 95% investment policy, a Fund will provide shareholders with 60 days written notice.

54. Invest in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                          EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Select Sector SPDR Funds is contained in the Prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING SELECT SECTOR SPDR FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and traded on the Exchange. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Select Sector SPDR Fund will continue to be met.

The Exchange may but is not required to remove the Shares of a Select Sector SPDR Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Select Sector SPDR Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Select Sector Index or the portfolio securities on which such Select Sector SPDR Fund is based is no longer calculated or available; (3) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available; or (4) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Select Sector SPDR Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Select Sector SPDR Fund.

As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

                             MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Select Sector SPDR Funds.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below:

                                  See Next Page

                       TRUSTEES AND OFFICERS OF THE TRUST

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                                             TERM OF OFFICE                                    COMPLEX           OTHER
       NAME, ADDRESS           POSITION(S)     AND LENGTH        PRINCIPAL OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
     AND YEAR OF BIRTH         WITH FUNDS    OF TIME SERVED        DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
---------------------------  -------------  ----------------  -----------------------------  -----------  -------------------
INDEPENDENT TRUSTEES

GEORGE R. GASPARI            Trustee,       Unlimited         Financial Services                   9      Director and Member
P.O. Box 844                 Chairman,      Elected: October  Consultant (1996 to present).               of the Audit
124 Island Drive             Member of      1998                                                          Committee, Liberty
Highland Lakes, NJ 07422     the Audit                                                                    All-Star Growth
1940                         Committee                                                                    Fund, Inc.; Trustee
                                                                                                          and Member of the
                                                                                                          Audit Committee,
                                                                                                          Liberty All-Star
                                                                                                          Equity Fund.

CHERYL BURGERMEISTER         Trustee;       Unlimited         Retired; Trustee and                 9      Trustee and
One Lincoln Street           Chairman of    Elected: October  Treasurer of Portland                       Treasurer of
Boston, MA 02111             the            1998              Community College Foundation                Portland Community
1951                         Audit                            (2001 to present); Finance                  College Foundation.
                             Committee                        Committee Member/
                                                              Chairman Portland Community
                                                              College Foundation (January
                                                              2001 to present); Active CPA
                                                              in Oregon.

ERNEST J. SCALBERG           Trustee,       Unlimited         Associate Vice President for         9      Director and Member
Monterey Institute of        Member of the  Elected: October  External Programs and Dean                  of the Audit and
International Studies        Audit          1998              of Fisher Graduate School of                Nominating
460 Pierce St.               Committee                        International Business (2001                Committees, TDX
Monterey, CA 93940                                            to present); Dean of the                    Independence Funds,
1945                                                          Graduate School of Business                 Inc.
                                                              Administration and Dean of
                                                              Faculty of the School of
                                                              Business at Fordham
                                                              University (April 1994 to
                                                              2001); Director, Adviser or
                                                              Trustee to numerous
                                                              non-profit organizations
                                                              (1974 to present).

R. CHARLES TSCHAMPION        Trustee;       Unlimited         Director, Industry                   9      Trustee of Lehigh
CFA Institute                Member of the  Elected: October  Relations, CFA Institute                    University;
477 Madison Ave.             Audit          1998              (2005 to present) Managing                  Director, Chairman
New York, NY 10022           Committee                        Director of Investment                      of the Audit
1946                                                          Research and Managing                       Committee and
                                                              Director of Defined                         Member of the
                                                              Contribution Plans, General                 Nominating
                                                              Motors Asset Management                     Committee, TDX
                                                              Corporation (1994 to 2005);                 Independence Funds,
                                                              Director, India Magnum Fund                 Inc.; Director,
                                                              (1994 to 2005); Trustee of                  Select Hedged
                                                              Lehigh University (October                  High-Yield Overseas
                                                              1998 to present) and Chair                  Fund; Director,
                                                              of the Investment                           Real Estate
                                                              Sub-Committee for the Lehigh                Information
                                                              University Endowment Fund                   Standards Board.
                                                              (October1998 to December
                                                              2008).
INTERESTED TRUSTEE

JAMES E. ROSS*               Interested     Unlimited         President, SSgA Funds              133      SPDR Series Trust
SSgA Funds Management, Inc.  Trustee        Elected:          Management, Inc. (2005 to                   (Trustee); SPDR
State Street Financial                      November 2005     present); Principal, SSgA                   Index Shares Funds
Center                                                        Funds Management, Inc. (2001                (Trustee); State
One Lincoln Street                                            to present); Senior Managing                Street Master Funds
Boston, MA 02111                                              Director, State Street                      (Trustee); State
1965                                                          Global Advisors (March 2006                 Street
                                                              to present); Principal,                     Institutional
                                                              State Street Global Advisors                Investment Trust
                                                              (2000 to 2006).                             (Trustee).

* Mr. Ross is an "interested person" of the Trust, as defined in the 1940 Act, because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

                                              TERM OF OFFICE
        NAME, ADDRESS           POSITION(S)     AND LENGTH           PRINCIPAL OCCUPATION(S)
      AND YEAR OF BIRTH          WITH FUNDS   OF TIME SERVED           DURING PAST 5 YEARS
-----------------------------   -----------   --------------   -----------------------------------
OFFICERS

GARY L. FRENCH                  President     Unlimited        Senior Vice President, State Street
State Street Bank and Trust                   Elected:         Bank and Trust Company (2002 to
Company                                       May 2005         present).
Two Avenue de Lafayette
Boston, MA 02111
1951

MICHAEL P. RILEY                Vice          Unlimited        Principal, State Street Global
SSgA Funds Management, Inc.     President     Elected:         Advisors (2005 to present);
State Street Financial Center                 February 2005    Assistant Vice President, State
One Lincoln Street                                             Street Bank and Trust Company (2000
Boston, MA 02111                                               to 2004).
1969

CHAD C. HALLETT                 Treasurer     Unlimited        Vice President, State Street Bank
State Street Bank and Trust     and           Elected:         and Trust Company (2001 to
Company                         Principal     November 2007    Present).*
Two Avenue de Lafayette         Financial
Boston, MA 02111                Officer
1969

MATTHEW FLAHERTY                Assistant     Unlimited        Assistant Vice President, State
State Street Bank and Trust     Treasurer     Elected:         Street Bank and Trust Company (1994
Company                                       May 2005         to present).*
Two Avenue de Lafayette
Boston, MA 02111
1971

RYAN M. LOUVAR                  Secretary     Unlimited        Vice President and Senior Counsel,
State Street Bank and Trust                   Elected:         State Street Bank and Trust Company
Company                                       August 2008      (2005 to present); Counsel, BISYS,
4 Copley Place, 5th Floor                                      Inc. (2000 to 2005) (a financial
Boston, MA 02116                                               services company).
1972

MARK E. TUTTLE                  Assistant     Unlimited        Vice President and Counsel, State
State Street Bank and Trust     Secretary     Elected:         Street Bank and Trust Company (2007
Company                                       August 2007      to present); Assistant Counsel,
4 Copley Place, 5th Floor                                      BISYS Group, Inc.* (2005 to 2007)
Boston, MA 02116                                               (a financial; services company).
1970

JULIE B. PIATELLI               Chief         Unlimited        Principal and Senior Compliance
SSgA Funds Management, Inc.     Compliance    Elected:         Officer, SSgA Funds Management,
State Street Financial Center   Officer       August 2007      Inc. (2004 to present); Vice
One Lincoln Street                                             President, State Street Global
Boston, MA 02111                                               Advisors (2004 to present); Senior
1967                                                           Manager, PricewaterhouseCoopers,
                                                               LLP (1999 to 2004).

----------
*    Served in various capacities during the noted time period.

REMUNERATION OF TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust, other than the Trust's Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. The Trust pays each Trustee, who is not an "interested person" (as defined in the 1940 Act), an annual fee of $50,000 plus a per meeting fee of $4,000 for scheduled quarterly meetings of the Board attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee Members receive $2,000 per committee meeting attended except for the Chairman of the Audit Committee who receives $4,000 per committee meeting attended. Any interested Trustees receive no compensation for his/her service as Trustee. The Trustee fees and expenses are allocated among the Funds based on net assets. For the fiscal year ended September 30, 2009, the Funds contributed the following amounts: [TO BE UPDATED]

FUND NAME                                            AMOUNT
---------                                            ------
The Consumer Discretionary Select Sector SPDR Fund    $[ ]
The Consumer Staples Select Sector SPDR Fund          $[ ]
The Energy Select Sector SPDR Fund                    $[ ]
The Financial Select Sector SPDR Fund                 $[ ]
The Health Care Select Sector SPDR Fund               $[ ]
The Industrial Select Sector SPDR Fund                $[ ]
The Materials Select Sector SPDR Fund                 $[ ]
The Technology Select Sector SPDR Fund                $[ ]
The Utilities Select Sector SPDR Fund                 $[ ]

The following table sets forth the total fees accrued with respect to the remuneration of Trustees and officers of the Trust for the fiscal year ended September 30, 2009. [TO BE UPDATED]

                            AGGREGATE        PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                        COMPENSATION FROM     BENEFITS ACCRUED AS      BENEFITS UPON    FROM TRUST & TRUST
   NAME OF TRUSTEE            TRUST         PART OF TRUST EXPENSES      RETIREMENT            COMPLEX
---------------------   -----------------   ----------------------   ----------------   ------------------
George R. Gaspari           $[90,500]                 N/A                   N/A              $[90,500]
Cheryl Burgermeister        $[75,500]                 N/A                   N/A              $[75,500]
Ernest J. Scalberg          $[72,500]                 N/A                   N/A              $[72,500]
R. Charles Tschampion       $[72,500]                 N/A                   N/A              $[72,500]

No Trustee or officer is entitled to any pension or retirement benefits from the Trust.

STANDING COMMITTEES.

Audit Committee. The Board has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust. Ms. Burgermeister serves as the Chairperson. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met [two (2)] times during the fiscal year ended September 30, 2009.

Pricing and Investment Committee. The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. The Board met [four (4)] times during the fiscal year ended September 30, 2009 to review and ratify any fair value pricing determinations of the Pricing and Investment Committee. Committee members do not receive any compensation from the Trust for their services.

OWNERSHIP OF FUND SHARES

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2009. [TO BE UPDATED.]

                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                  SECURITIES IN ALL REGISTERED INVESTMENT
                           DOLLAR RANGE OF EQUITY SECURITIES IN   COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEE                          THE TRUST                        OF INVESTMENT COMPANIES
------------------------   ------------------------------------   ---------------------------------------
George Gaspari, Chairman            $[10,001 - $50,000]                     $[10,001 - $50,000]
Cheryl Burgermeister                      [None]                                   [None]
Ernest Scalberg                     $[10,001 - $50,000]                     $[10,001 - $50,000]
R. Charles Tschampion                     [None]                                   [None]
James E. Ross*                            [None]                                   [None]

----------
*    Indicates an Interested Trustee

CODE OF ETHICS. The Trust, the Adviser, and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES. The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy is attached to this Statement of Additional Information as Appendix A. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-800-843-2639; (2) on the Fund's website at www.sectorspdrs.com; and (3) the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the "NSCC"). The basket represents one Creation Unit of a Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds or
(ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception..

THE INVESTMENT ADVISER. SSgA Funds Management Inc. (the "Adviser") acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Select Sector SPDR Fund. The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors ("SSgA"), consisting of the Adviser and other advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.

The Adviser serves as investment adviser to each Select Sector SPDR Fund pursuant to an investment advisory agreement ("Investment Advisory Agreement") between the Trust and the Adviser. Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Select Sector SPDR Fund, manages the investment of each Select Sector SPDR Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Select Sector SPDR Fund.

Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

The Investment Advisory Agreement with respect to each Select Sector SPDR Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Select Sector SPDR Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940
Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Select Sector SPDR Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940
Act) of the applicable Select Sector SPDR Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the Board's continuation of the Investment Advisory Agreement is available in the Trust's Semi-Annual Report to Shareholders dated March 31, 2009 and will be included in the Trust's Semi-Annual Report to Shareholders dated March 31, 2010, when available.

As compensation for its services under the Investment Advisory Agreement, the Adviser is paid a monthly fee based on a percentage of each Select Sector SPDR Fund's average daily net assets at the annual rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee. For the past three fiscal years ended September 30, the Funds paid the following amounts to the
Adviser: [TO BE UPDATED]

FUND NAME                                            2009      2008         2007
--------------------------------------------------   ----   ----------   ----------
The Consumer Discretionary Select Sector SPDR Fund     $    $  381,195   $  331,204
The Consumer Staples Select Sector SPDR Fund           $    $1,020,987   $  760,614
The Energy Select Sector SPDR Fund                     $    $2,395,992   $2,011,741
The Financial Select Sector SPDR Fund                  $    $2,816,074   $1,166,861
The Health Care Select Sector SPDR Fund                $    $1,069,952   $  919,182
The Industrial Select Sector SPDR Fund                 $    $  728,404   $  602,290
The Materials Select Sector SPDR Fund                  $    $  631,521   $  533,559
The Technology Select Sector SPDR Fund                 $    $1,285,659   $1,000,908
The Utilities Select Sector SPDR Fund                  $    $1,047,188   $1,451,603

PORTFOLIO MANAGERS [TO BE CONFIRMED]

The Adviser manages the Select Sector SPDR Funds using a team of investment professionals. The following table lists the number and types of other accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Funds and assets under management in those accounts as of September 30, 2009:

              Registered                Other Pooled                                          Total
              Investment     Assets      Investment      Assets                  Assets       Assets
Portfolio       Company      Managed       Vehicle       Managed      Other      Managed      Managed
Manager        Accounts    (billions)     Accounts     (billions)   Accounts   (billions)   (billions)
-----------   ----------   ----------   ------------   ----------   --------   ----------   ----------
Lynn Blake       [65]       $[17.42]        [214]       $[313.11]     [225]     $[192.66]    $[523.19]
John Tucker      [65]       $[17.42]        [214]       $[313.11]     [225]     $[192.66]    $[523.19]

The portfolio managers listed above do not beneficially own any shares of the Fund or the Portfolios as of September 30, 2009.

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Adviser has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio managers' accounts with the same strategy.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Funds.

Pursuant to the Administrative Services Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Select Sector SPDR Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Select Sector SPDR Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Select Sector SPDR Funds pursuant to a Transfer Agency Agreement.

COMPENSATION. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement, State Street is paid a "unitary fee," calculated based on the average aggregate net assets for the Trust, as follows: 0.07% for first $4.5 billion of net assets of the Trust, 0.05% for the next $4.5 billion of net assets of the Trust, 0.03% for the next $3.5 billion of net assets of the Trust, and .015% thereafter. In addition, State Street receives in-kind creation (purchase) and redemption transaction fees (as described below) and revenue on certain cash balances. State Street has voluntarily agreed to waive 0.005% of the unitary fee on net assets of the Trust over $22.5 billion through January 31, 2011. Each Select Sector SPDR Fund will also bear all other expenses of its operation. State Street may be reimbursed by the Select Sector SPDR Funds for its out-of-pocket expenses.

THE DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling 1-800-843-2639. The Distributor has entered into a distribution agreement ("Distribution Agreement") with the Trust pursuant to which it distributes Shares of each Select Sector SPDR Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "PURCHASE AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Funds.

The Board has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan") for each Select Sector SPDR Fund. The terms of each Plan are described in the Prospectus.

Under its terms, each Select Sector SPDR Fund's Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Select Sector SPDR Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of such Select Sector SPDR Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Select Sector SPDR Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Select Sector SPDR Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Pursuant to agreements entered into with such persons, the Distributor will make payments under each Select Sector SPDR Fund's Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into agreements with the Distributor in the form approved by the Board to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). Each Investor Services Agreement will be a "related agreement" under the Plan of the relevant Select Sector SPDR Fund. No Investor Services Agreement will provide for annual fees of more than 0.10% of a Select Sector SPDR Fund's average daily net assets per annum attributable to Shares subject to such agreement.

Subject to an aggregate limitation of 0.25% of a Select Sector SPDR Fund's average net assets per annum, the fees paid by a Select

Sector SPDR Fund under its Plan will be compensation for distribution, investor services or marketing services for that Fund. To the extent the Plan fees aggregate less than 0.25% per annum of the average daily net assets of a Select Sector SPDR Fund, each Fund may also reimburse the Distributor and other persons for their respective costs incurred in printing prospectuses and producing advertising or marketing material prepared at the request of the Fund. The aggregate payments under each Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of any Select Sector SPDR Fund. Notwithstanding the foregoing, the Board has voted to limit payments under each Plan to 0.06% of a Fund's average daily net assets at least through January 31, 2011.

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Select Sector SPDR Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Select Sector SPDR Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Select Sector SPDR Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

INDEX LICENSE. S&P, the Exchange and Merrill Lynch have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust pays an annual sub-license fee (i) to S&P equal to the greater of 0.03% of the average aggregate daily net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the average aggregate daily net assets of the Trust up to $35 billion; 0.02% of the average aggregate daily net assets of the Trust over $35 billion up to and including $50 billion; and 0.01% of the average aggregate daily net assets of the Trust over $50 billion. The fees to S&P and Merrill Lynch are generally paid quarterly. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of such Fund.

                             BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for each Select Sector SPDR Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude Select Sector SPDR Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sales of Fund shares into account. The Adviser considers the full range of brokerage services applicable to a particular transaction when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks ("ECNs") when appropriate.

SSgA FM does not currently use the Funds' assets for, or participate in, third party soft dollar arrangements, although SSgA FM may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. SSgA FM does not "pay up" for the value of any such proprietary research. SSgA FM may aggregate trades with SSgA, whose commission dollars may be used to generate soft dollar credits for SSgA. Although SSgA FM's clients' commissions are not used for third party soft dollars, SSgA FM's and SSgA's clients may benefit from the soft dollar products/services received by SSgA.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser or SSgA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

The Select Sector SPDR Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal years ended September 30. None of the brokerage commissions paid were paid to affiliated brokers except as defined by, and in accordance with, the Trust's exemptive relief from Section 12(d) of the 1940 Act, Merrill Lynch & Co. Inc. was paid brokerage commissions. Brokerage commissions paid by a Fund may be substantially different from year to year for multiple reasons, including market volatility and the demand for a particular Fund.

FUND NAME                                            2009     2008       2007
---------                                            ----   --------   -------
The Consumer Discretionary Select Sector SPDR Fund     $    $  5,801   $ 1,889
The Consumer Staples Select Sector SPDR Fund           $    $ 14,358   $ 6,767
The Energy Select Sector SPDR Fund                     $    $ 19,713   $ 3,878
The Financial Select Sector SPDR Fund                  $    $178,027   $17,903
The Health Care Select Sector SPDR Fund                $    $  5,584   $ 8,675
The Industrial Select Sector SPDR Fund                 $    $  7,529   $ 5,003
The Materials Select Sector SPDR Fund                  $    $ 53,212   $35,382
The Technology Select Sector SPDR Fund                 $    $ 17,888   $10,344
The Utilities Select Sector SPDR Fund                  $    $ 80,164   $56,374

Securities of "Regular Broker-Dealer." The Select Sector SPDR Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions;
(ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's Shares.

Holdings in Shares of Regular Broker-Dealers as of September 30, 2009. [TO BE CONFIRMED.]

[Goldman Sachs Group, Inc.]   $
[Merrill Lynch & Co., Inc.]   $
[Morgan Stanley]              $
[State Street Corporation]*   $

----------
* Holdings in the Financial Select Sector SPDR Fund represent a security affiliated with the Adviser and State Street.

The Financial Select Sector SPDR Fund invests in the shares of some of the Funds' regular broker-dealers because those issuers are components in the Financial Select Sector Index.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Select Sector SPDR Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "ADDITIONAL PURCHASE AND SALE INFORMATION."

The Depository Trust Company DTC") acts as securities depositary for the Shares. Shares of each Select Sector SPDR Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co. and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES [TO BE UPDATED]

Although the Select Sector SPDR Funds do not have information concerning their beneficial ownership held in the names of DTC Participants, as of January [5], 2010 the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of a Select Sector SPDR Fund were as follows:

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
CONSUMER
DISCRETIONARY
SELECT SECTOR
SPDR FUND
                   [Wachovia Securities, L.L.C.]                      %        [One North Jefferson Avenue, St.
                                                                               Louis, MO 63103]
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]
                   [Merrill Lynch, Pierce Fenner & Smith Inc.]        %        [World Financial Center, North
                                                                               Tower, New York, NY 10080]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
CONSUMER
STAPLES SELECT
SECTOR SPDR
FUND
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [The Bank of New York Mellon]                      %        [One Wall Street, 5th Floor, New
                                                                               York, NY 10286]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
ENERGY SELECT
SECTOR SPDR
FUND
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]
                   [J.P. Morgan Securities, Inc.]                     %        [150 Broadway, New York, NY
                                                                               10038]

                   [National Financial Services Corp.]                %        [200 Liberty Street, New York,
                                                                               NY 10281]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
FINANCIAL
SELECT SECTOR
SPDR FUND
                   [Morgan Stanley & Co. Incorporated]                %        1 Pierrepont Plaza, 5th Floor,
                                                                               Brooklyn, NY 11201-2766
                   [Brown Brothers Harriman & Co.]                    %        63 Wall Street, 8th Floor, New
                                                                               York, NY 10005
                   [State Street Bank and Trust Company]              %        [Two Heritage Drive, North
                                                                               Quincy, MA 02171]
                   [Goldman Sachs & Co.]                              %        [180 Maiden Lane, New York, NY
                                                                               10038 ]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
HEALTH CARE
SELECT SECTOR
SPDR FUND
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855][
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]
                   [Morgan Stanley & Co. Incorporated/Retail]         %        [75 Varick Street, New York, NY
                                                                               11201]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
INDUSTRIAL
SELECT SECTOR
SPDR FUND
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]
                   [Wachovia Securities, L.L.C.]                      %        [One North Jefferson Avenue, St.
                                                                               Louis, MO 63103]
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
MATERIALS
SELECT SECTOR
SPDR FUND
                   [BMO Nesbitt Burns Trading Corp., S.A. ]           %        [3 Times Square, 28th Floor, New

                                                                               York, NY 10036]
                   [Credit Suisse Securities (USA) L.L.C.]            %        [One Madison Avenue, 3rd Floor,
                                                                               New York, NY 10010]
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]
                   [National City Bank]                               %        [4100 West 150th Street,
                                                                               Cleveland, OH 44135]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
TECHNOLOGY
SELECT SECTOR
SPDR FUND
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104][
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [First Clearing L.L.C.]                            %        [Riverfront Plaza, 901 East Byrd
                                                                               Street, Richmond, VA 23219]
                   [Wachovia Securities, L.L.C.]                      %        [One North Jefferson Avenue, St.
                                                                               Louis, MO 63103]
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]

FUND NAME                          COMPANY NAME                  % OWNERSHIP                ADDRESS
----------------   -------------------------------------------   -----------   --------------------------------
UTILITIES SELECT
SECTOR SPDR
FUND
                   [Merrill, Lynch, Pierce Fenner Smith               %        [4 Corporate Place, Corporate
                   Safekeeping]                                                Park 287, Piscataway, NJ 08855]
                   [Brown Brothers Harriman & Co.]                    %        [63 Wall Street, 8th Floor, New
                                                                               York, NY 10005]
                   [Charles Schwab & Co., Inc.]                       %        [101 Montgomery Street, San
                                                                               Francisco, CA 94104]
                   [National Financial Services Corp.]                %        [200 Liberty Street, New York,
                                                                               NY 10281]
                   [Bank of New York/Mellon Trust]                    %        [Three Mellon Bank Center,
                                                                               Pittsburgh, PA 15259]
                   [The Bank of New York Mellon]                      %        [One Wall Street, 5th Floor, New
                                                                               York, NY 10286]

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of certain Funds, may be deemed to have control of the applicable Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the "Agent") power to vote or abstain from voting such Authorized Participant's beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

[As of January [5], 2010, the Trustees and officers of the Trust, as a group, own less than 1% of each Fund's outstanding Shares.] [TO BE VERIFIED.]

                    PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE (CREATION). The Trust issues and sells Shares of each Select Sector SPDR Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"). A "Business Day" with respect to each Select Sector SPDR Fund is any day on which the NYSE is open for business.

The consideration for purchase of a Creation Unit of a Select Sector SPDR Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Select Sector SPDR Fund's Select Sector Index and an amount of cash - the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Select Sector SPDR Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" enables each Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund ("Fund Securities") with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. The "Balancing Amount" is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the "Deposit Amount" -- an amount equal to the sum of the market value of the Deposit Securities and the Dividend Equivalent Payment. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the Deposit Amount), the Cash Component shall be increased by such positive amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Cash Component shall be decreased by such negative amount. If the negative number is greater than the Dividend Equivalent Payment, the creator will be entitled to receive cash in an amount equal to the differential. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Select Sector SPDR Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Select Sector SPDR Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Select Sector SPDR Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the applicable Select Sector SPDR Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Select Sector Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "non-standard order"). Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Select Sector Index being tracked by the relevant Select Sector SPDR

Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Select Sector SPDR Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") (a Participating Party and DTC Participant are collectively referred to as an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a "Participant" Agreement among the Transfer Agent, Distributor and the Authorized Participant, on behalf of itself or any investor on whose behalf it will act, subject to acceptance by the Trust, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with all applicable fees and taxes. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Shares of Select Sector SPDR Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase Shares directly from the Select Sector SPDR Funds, including non-standard orders, must be placed for one or more Creation Unit size aggregations of Shares (50,000 Shares in the case of each Fund) and in the manner set forth in the Participant Agreement and/or applicable order form, which sets for specific procedures associated with purchases through the Clearing Process and outside the Clearing Process. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units of Select Sector SPDR Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares of a Select Sector SPDR Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account, in accordance with the terms of the Participant Agreement. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities, in accordance with the terms of the Participant Agreement. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust, normally by 12:00 p.m., New York time, the following Business Day. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of any Select Sector SPDR Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Select Sector SPDR Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;
(e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Custodian, the Transfer Agent, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee of $500. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; (ii) non-standard orders; and (iii) cash creations, for a total charge of up to $2,000. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Select Sector SPDR Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Select Sector SPDR Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., New York time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Select Sector SPDR Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $500. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE A fixed transaction fee of $500 is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to three (3) times the fixed transaction fee (for a total charge of up to $2,000) may be charged with respect to (i) transactions effected outside the Clearing Process; (ii) non-standard orders; and (iii) in the limited circumstances specified in which any cash may be used in lieu of securities to redeem Creation Units.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Deliveries of redemption proceeds generally will be made within three business days.

In addition, a Shareholder may request a redemption in cash which the Select Sector SPDR Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Select Sector SPDR Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Select Sector SPDR Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Select Sector SPDR Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Select Sector SPDR Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Select Sector SPDR Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "SUMMARY INFORMATION ABOUT PURCHASES, SALES AND TAXES" AND "ADDITIONAL PURCHASE AND SALE INFORMATION."

Net asset value per Share for each Select Sector SPDR Fund of the Trust is computed by dividing the value of the net assets of such Select Sector SPDR Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Select Sector SPDR is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Select Sector SPDR Fund's net asset value per Share, the Select Sector SPDR Fund's securities holdings, except for those traded on the NASDAQ, are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Pricing and Investment Committee in accordance with procedures adopted by the Board. In these cases, a Select Sector SPDR Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Select Sector SPDR Fund's net asset value and the prices used by the Select Sector Index. This may result in a difference between a Fund's performance and the performance of the Select Sector Index.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly for each Select Sector SPDR Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Select Sector SPDR Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Select Sector SPDR, as if such Select Sector SPDR Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Select Sector SPDR Fund as a Regulated Investment Company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT. Broker dealers, at their own discretion, may also offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

                                      TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "ADDITIONAL TAX INFORMATION."

Each Select Sector SPDR Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Select Sector SPDR Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Select Sector SPDR Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Select Sector SPDR Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If any Select Sector SPDR Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) generally will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Select Sector SPDR Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable to the extent of a shareholder's basis in its shares, but will reduce the shareholder's basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

A Select Sector SPDR Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Select Sector SPDR Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Select Sector SPDR Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Select Sector SPDR Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Select Sector SPDR Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination and/or will require certain representations from the Authorized Participant to verify the foregoing.

Dividends and interest received by a Select Sector SPDR Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Consult your personal tax advisor regarding the application of these rules.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of a Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Such Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net income, while the termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Select Sector SPDR Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and, in the case of a non-corporate shareholder, the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (a lower percentage for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15% for non-corporate shareholders. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains for non-corporate shareholders will cease to apply to taxable years beginning after December 31, 2010.

In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Select Sector SPDR Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future legislation, the maximum tax rate on long-term capital gains would return to 20% for taxable years beginning on or after January 1, 2011.

Gain or loss on the sale or redemption of Shares in each Select Sector SPDR Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the adjusted tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Select Sector SPDR Fund may be disallowed if a shareholder reinvests in that Select Sector SPDR Fund's Shares or acquires other substantially identical shares (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders on such shares.

Distribution of ordinary income and capital gains may also be subject to foreign state and local taxes depending on a shareholder's circumstances.

Distributions in cash that are reinvested in additional Shares of a Select Sector SPDR Fund through the means of a dividend reinvestment service, if offered by your broker-dealer, will nevertheless be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Dividends to the extent derived from investment income and short-term capital gain (other than "interest-related dividends" or "qualified short-term capital gain dividends" described below) paid by a Select Sector SPDR Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with such person's or entity's conduct of a U.S. trade or business. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, 2010, the Funds may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The Funds do not expect to pay significant amounts of interest-related dividends. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax. Nonresident shareholders that own, either directly or indirectly, more than 5% of a class of Shares of a Fund that holds investments in "United States real property interests" are urged to consult their own tax advisors concerning special tax rules that may apply to their investment in Shares.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements,

401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, a Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. For example, if (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. There is no restriction preventing a Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. Prospective shareholders, especially charitable remainder trusts which may be subject to a 100% excise tax on their amount of UBTI, are strongly encouraged to consult with their tax advisors regarding these issues.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

REPORTABLE TRANSACTIONS

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Select Sector SPDR Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Select Sector SPDR Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional Select Sector SPDR Funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Select Sector SPDR Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Select Sector SPDR Fund, and in the net distributable assets of such Select Sector SPDR Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Select Sector SPDR Funds vote together as a single class, except that if the matter being voted on affects only a particular Select Sector SPDR Fund, it will be voted on only by that Select Sector SPDR Fund, and if a matter affects a particular Select Sector SPDR Fund differently from other Select Sector SPDR Funds, that Select Sector SPDR Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Select Sector SPDR Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203.

              COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10119, serves as counsel to the Trust. [ ] serves as the independent registered public accounting firm to the Trust.

                              FINANCIAL STATEMENTS

The Funds' financial statements for the fiscal year ended September 30, 2009 and the independent registered public accounting firm report thereon dated [November ], 2009, which is contained in the Funds' Annual Report, dated September 30, 2009 (as filed with the Securities and Exchange Commission on [December ], 2009 pursuant to Section 30(b) of the Investment Company Act of 1940, as amended and Rule 30b2-1 thereunder are incorporated herein by reference.

PROXY VOTING POLICY         (SSGA LOGO)
                      Funds Management, Inc.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team. FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. ("RMG"), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.   Generally, FM votes for the following ballot items:

Board of Directors

     - Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

     - Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

     - Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

     - Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

     - The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

     - Mandates requiring a majority of independent directors on the Board of Directors

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

     -    Elimination of cumulative voting

     -    Establishment of confidential voting

     - Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

Auditors

     - Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

     - Auditors' compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

     -    Discharge of auditors*

     - Approval of financial statements, auditor reports and allocation of income

     -    Requirements that auditors attend the annual meeting of shareholders

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Capitalization

     - Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

     - Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

     - Capitalization changes which eliminate other classes of stock and/or unequal voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

     - Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

     -    Elimination of shareholder rights plans ("poison pill")

     - Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

     - Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

     - Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")

     -    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     - Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

     - Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

     - Expansions to reporting of financial or compensation-related information, within reason

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

     - Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

     - General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

     -    Change in Corporation Name

     - Mandates that amendments to bylaws or charters have shareholder approval

Other

     -    Adoption of anti-"greenmail" provisions, provided that the proposal:
          (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

     - Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

     - The elimination of shareholders' right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

     - Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy

     - Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

     - Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and
                    (iii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and
                    (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

               - (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

     - Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

     - Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     -    Adjournment of Meeting to Solicit Additional Votes

     - Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

     - Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

     -    Retirement bonuses for non-executive directors and auditors

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     - Reincorporation in a location which has more stringent anti-takeover and related provisions

     - Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

     - Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

     - Against offers where, at the time of voting, the current market price of the security exceeds the bid price

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

     -    For offers made at a premium where no other higher bidder exists

PROTECTING SHAREHOLDER VALUE

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, RMG or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions. Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients' returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices. The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

                                     PART C
                                OTHER INFORMATION

ITEM 28. EXHIBITS

EXHIBITS

(a)(i) Amended and Restated Declaration of Trust of The Select Sector SPDR Trust (the "Trust" or "Registrant"), originally dated June 9, 1998 and as last amended and restated October 23, 1998, is incorporated herein by reference to Exhibit (b)(i) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission ("SEC") on November 17, 1998.

(a)(ii) Amendment No. 1 dated August 1, 2007 to the Registrant's Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(b)(i) Registrant's Amended and Restated By-Laws, originally dated June 10, 1998 and as amended and restated November 15, 2004, are incorporated herein by reference to Exhibit (b)(ii) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 29, 2004.

(c) Form of Global Certificate of Beneficial Interest, evidencing shares of Beneficial Interest, is incorporated herein by reference to Exhibit
         (b)(4) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(d)(i) Amended and Restated Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc., dated December 1, 2003, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 28, 2004.

(d)(ii) Amendment dated January 27, 2006 to the Amended and Restated Investment Advisory Agreement is incorporated herein by reference to Exhibit
         (d)(iv) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(e)(i) Distribution Agreement between the Trust and ALPS Distributors, Inc., dated September 30, 2005, is incorporated herein by reference to Exhibit (e)(vi) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 27, 2006.

(e)(ii) Form of Soliciting Dealer Agreement is incorporated herein by reference to Exhibit (b)(6)(d) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(f)      Not applicable

(g)(i) Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (b)(8) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(g)(ii) Amendment dated November 11, 2005 to the Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 27, 2006.

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (b)(9)(a) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(h)(ii) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (b)(9)(b) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(h)(iii) Amendment dated October 31, 2006 to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(h)(iv) Sub-License Agreement between the Trust, Merrill Lynch and Standard & Poor's dated December 15, 2998 is incorporated herein by reference to Exhibit (b)(9)(c) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 15, 1998.

(h)(v) Amendment dated October 17, 2008 to Sub-License Agreement between the Trust, Merrill Lynch and Standard & Poor's is incorporated herein by reference to Exhibit (e)(x) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 28, 2009.

(h)(vi) Securities Lending Agreement between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(h)(vii) Form of Participant Agreement is filed herewith.

(i) Opinion of Gordon Altman Butowsky Weitzen Shalov & Wein is incorporated herein by reference to Exhibit (b)(10) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(j)      Not applicable.

(k)      Not applicable

(l) Subscription Agreement(s) between the Trust and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (b)(13) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 15, 1998.

(m)(i) Distribution and Service Plans (12b-1 Plan) are incorporated herein by reference to Exhibit (b)(15) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(m)(ii) Form of Investor Services Agreement is incorporated herein by reference to Exhibit (b)(6)(c) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on November 17, 1998.

(m)(iii) Amended and Restated Marketing Agreement between the Trust and ALPS Mutual Funds Services, Inc. dated November 11, 2005 is incorporated herein by reference to Exhibit (e)(viii) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 27, 2006.

(m)(iv) Amendment dated August 3, 2007 to the Amended and Restated Marketing Agreement between the Trust and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (e)(ix) of

         Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(m)(v) Amendment dated October 1, 2008 to the Amended and Restated Marketing Agreement between the Trust and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (e)(x) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 28, 2009.

(m)(vi) Distribution and Service Fee Agreement dated October 1, 2008 between the Trust and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (e)(xi) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 28, 2009.

(n)      Not applicable.

(p)(i) Code of Ethics of the Trust is incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(p)(ii) Code of Ethics of the Adviser is incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(p)(iii) Code of Ethics of the Distributor is incorporated herein by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(q) Powers of Attorney for Ms. Cheryl Burgermeister and Messrs. French, Gaspari, Hallett, Ross, Scalberg and Tschampion are incorporated herein by reference to Exhibit (q)(i) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 28, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the "Control Persons and Principal Holders of Securities" section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund's outstanding shares and such information is incorporated by reference to this Item.

ITEM 30. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.9 of the Registrant's Amended and Restated By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification. Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the

Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") serves as the investment adviser for each series of the Trust. SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment arm of State Street Corporation. The principal address of the Adviser is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an investment adviser registered under the Investment Advisers Act of 1940.

                             CAPACITY
        NAME               WITH ADVISER          BUSINESS NAME AND ADDRESS OF OTHER POSITION
--------------------   --------------------   ------------------------------------------------
   Thomas P. Kelly          Treasurer         Senior Managing Director and Comptroller, State
                                              Street Global Advisors, a division of State
                                              Street Bank and Trust Company, Boston, MA

Phillip S. Gillespie    Director and Chief    Executive Vice President and General Counsel,
                          Legal Officer       State Street Global Advisors, a division of
                                              State Street Bank and Trust Company, Boston, MA

   Tracy Atkinson            Director         Executive Vice President and Chief Compliance
                                              Officer, State Street Corporation, Boston, MA,
                                              owner of State Street Global Advisors

                             CAPACITY
        NAME               WITH ADVISER          BUSINESS NAME AND ADDRESS OF OTHER POSITION
--------------------   --------------------   ------------------------------------------------
    Shawn Johnson            Director         Senior Managing Director, State Street Global
                                              Advisors, a division of State Street Bank and
                                              Trust Company, Boston, MA

    James E. Ross      President & Director   Senior Managing Director, State Street Global
                                              Advisors, a division of State Street Bank and
                                              Trust Company, Boston, MA

  Cuan F.H. Coulter      Chief Compliance     Senior Vice President and Chief Compliance
                             Officer          Officer, State Street Global Advisors, a
                                              division of State Street Bank and Trust
                                              Company, Boston, MA

See "Management" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for information regarding the business of the Adviser. For information regarding broker-dealers and investment advisers affiliated with the Adviser, reference is made to the Adviser's Form ADV, as amended, filed with the Securities and Exchange Commission and incorporated herein by reference.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke        Director
Spencer Hoffman        Director
Thomas A. Carter       President, Director
Jeremy O. May          Executive Vice President, Director
John C. Donaldson      Executive Vice President, Chief Financial Officer
Richard Hetzer         Executive Vice President
Diana M. Adams         Senior Vice President, Controller, Treasurer
Kevin J. Ireland       Senior Vice President, Director of Institutional Sales
Mark R. Kiniry         Senior Vice President, National Sales Director-Investments
Bradley J. Swenson     Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski   Senior Vice President, Chief Technology Officer

Tane T. Tyler          Senior Vice President, Secretary, General Counsel
Erin Douglas           Vice President, Senior Associate Counsel
JoEllen Legg           Vice President, Associate Counsel
Steven Price           Vice President, Deputy Chief Compliance Officer
James Stegall          Vice President, Institutional Sales Manager

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not Applicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORD

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of SSgA Funds Management, Inc. and/or State Street Bank and Trust Company, each with offices located at One Lincoln Street, Boston, Massachusetts 02111.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 24th day of November, 2009.

                                        THE SELECT SECTOR SPDR(R) TRUST


                                        /s/ Gary L. French
                                        ----------------------------------------
                                        Gary L. French
                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                             TITLE                        DATE
-------------------------------------   ---------------------------------   -----------------


/s/ Cheryl Burgermeister*               Trustee                             November 24, 2009
-------------------------------------
Cheryl Burgermeister


/s/ Gary L. French                      President                           November 24, 2009
-------------------------------------
Gary L. French


/s/ George R. Gaspari*                  Trustee                             November 24, 2009
-------------------------------------
George R. Gaspari


/s/ Chad C. Hallett                     Treasurer and Principal Financial   November 24, 2009
-------------------------------------   Officer
Chad C. Hallett


/s/ James E. Ross                       Trustee                             November 24, 2009
-------------------------------------
James E. Ross


/s/ Ernest J. Scalberg*                 Trustee                             November 24, 2009
-------------------------------------
Ernest J. Scalberg


/s/ R. Charles Tschampion*              Trustee                             November 24, 2009
-------------------------------------
R. Charles Tschampion


*By: /s/ Ryan M. Louvar
     -------------------------------------
     Ryan M. Louvar
     As Attorney-in-Fact Pursuant to Power
     of Attorney

                                  EXHIBIT INDEX

(h)(vii) Form of Participant Agreement